Stockholders' Equity (Details1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Risk-free interest rate, minimum	0.04%	0.04%
Risk-free interest rate, maximum	3.04%	3.73%
Expected volatility, minimum	120.74%	91.99%
Expected volatility, maximum	198.90%	198.38%
Expected dividend yield	$ 0	$ 0
Estimated average forfeiture rate	7.90%	10.00%
Minimum [Member]
Fair value assumptions, stock options
Expected life	3 years 3 months 4 days	3 years 3 months 4 days
Maximum [Member]
Fair value assumptions, stock options
Expected life	6 years 3 months 29 days	7 years